ACCUMULATED DEFICIT (Schedule of Accumulated Deficit) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
ACCUMULATED DEFICIT [Abstract]
PRC statutory reserved funds	$ 4,552	¥ 29,486	¥ 33,754
Unreserved accumulated deficit	(56,323)	(364,849)	(45,124)
Accumulated deficit	$ (51,771)	¥ (335,363)	¥ (11,370)